SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation
A.	Basis of preparation:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board and Interpretations (collectively “IFRS”) . The financial statements have been prepared under the historical cost convention except for certain financial liabilities which are measured at fair value untit conversion. The Company has elected to present the consolidated statements of comprehensive loss using the function of expense method.

Basis of consolidation
B.	Basis of consolidation:

Subsidiaries:

Where the Company has control over an investee, it is classified as a subsidiary. The Company controls an investee if all three of the following elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control. The consolidated financial statements present the results of the Company and its subsidiaries as if they formed a single entity. Intercompany transactions and balances between Group companies are therefore eliminated in full.

In addition, the financial statements of the subsidiaries were prepared using a consistent accounting policy with the Company regarding similar transactions and events in similar circumstances.

Investments in affiliated companies and joint ventures:

When the Company has the ability to influence the business operation of another entity, but the influence does not constitute control, then the Company has a significant influence which will be presented as an affiliate company and accounted for based on the equity method. Potential voting rights which can be exercised on an immediate basis also taking into account as part of the above influence.

The holding in an affiliate company is presented based on the equity method unless the investment is held for sale. The financial statements of the affiliated company have been prepared using the same accounting policy of the Company. Any goodwill arising from the affiliated company purchase is part of the investment and is not amortized unless there is objective evidence for impairment.

If the Company's share in the losses of an affiliated company or joint venture is equal to or exceeds its rights in the affiliated company or in the joint venture, the Company ceases to recognize its share in additional losses. Once the Company's rights have been reduced to zero, the Company recognizes additional losses only to the extent that it has incurred legal or implied liabilities or to the extent that payments have been made for the affiliated company or for the joint venture. The Company recognizes the gains that arise thereafter only when the Company's share in the profits equals the share in unrecognized losses.

The Company performs an impairment test (see Note 2.T below) for a net investment in an affiliated company or in a joint venture as a whole when there is objective evidence of impairment of the investment. An impairment loss is allocated to an investment as a whole.

The Company ceases to use the equity method as of the date on which an investment ceases to be an affiliated company or joint venture. Any investment remaining in the former affiliate or former joint venture is measured at fair value. The difference between the fair value of the remaining investment and any consideration from the realization of part of the investment and the book value of the investment at the time the use of the equity method is discontinued is recognized in profit or loss. Amounts previously recognized in other comprehensive income with respect to the same investment are treated in the same manner that would have been required if the invested entity had itself realized the related assets or related liabilities.

Transactions eliminated on consolidation:

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates and joint ventures are eliminated to the extent of the Group’s interest in these investments. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Use of critical estimates and assumptions in the preparation of the financial statements
C.	Use of critical estimates and assumptions in the preparation of the financial statements:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. By their nature, these estimates are subject to measurement uncertainty and are reviewed periodically and adjustments, if necessary, are made in the year which they are identified. Actual results could differ from those estimates.

The following is a description of assumptions about the future and other factors for uncertainty in estimates at the end of the reporting period, which results in a significant risk that will result in material correlation to book values of assets and liabilities during the next reporting period:

Useful life of fixed assets and intangible assets – Useful life is based on management’s estimates of the period in which the assets will generate income, which are reviewed periodically for the purpose of examining the adequacy of these estimates. Changes in management’s estimates may lead to material changes in depreciation expense recognized in profit or loss.

Fair value of financial instruments – The fair value of financial instruments that are not quoted in an active market is measured in accordance with model-based valuation techniques. These techniques are significantly influenced by assumptions that serve as a basis for calculation, such as capitalization rates and estimates of future cash flows.

Inventory - The net realizable value of the inventory is reviewed at the end of each reporting period. Factors that may affect selling prices include the existing market demand for the company's inventory, the activity of competitors in the market, superior technology in the market, the prices of raw materials and the bankruptcy of customers and suppliers.

Estimates of Receipts or Payments of Financial Instruments - If the Company updates the estimates of receipts or payments of financial instruments, it adjusts the value in the books of the financial instrument to reflect the actual cash flows and the updated estimate of the cash flows.

Contracts with customers - Measuring the progress of performance commitments that exist over time the company estimates the total cost of completing each project based on estimates of material costs, labor costs, subcontractor performance and more.

Foreign currency
D.	Foreign currency:

The consolidated financial statements are prepared in U.S. Dollars (which is the functional and reporting currency of the Company). Transactions and balances in foreign currencies are converted into US Dollars in accordance with the principles set forth by International Accounting Standard (IAS) 21 "The Effects of Changes in Foreign Exchange Rates". Accordingly, transactions and balances have been converted as follows:

•	Monetary assets and liabilities – at the rate of exchange applicable at the consolidated statements of financial position date.

•	Exchange gains and losses from the aforementioned conversion are recognized in the statement of comprehensive loss.

•	Expense items – at exchange rates applicable as of the date of recognition of those items.

•	Non-monetary items are converted at the rate of exchange used to convert the related consolidated statements of financial position items (i.e., converted at the time of the transaction).

Foreign operations:

On consolidation, the results of foreign operations are translated into US Dollars at exchange rates ruling when the transactions took place. All assets and liabilities of foreign operations, including goodwill arising on the acquisition of those operations, are translated at the rate ruling at the reporting date.

Exchange rate differences arising on translating the opening net assets at opening rate and the results of foreign operations at actual rate of exchange are recognized in other comprehensive income and accumulated in the foreign exchange reserve. Exchange differences recognized in profit or loss in the Group entities' separate financial statements on the translation of long-term monetary items forming part of the Group's net investment in the foreign operation concerned are reclassified to other comprehensive income and accumulated in the foreign exchange reserve on consolidation.

On disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to that operation up to the date of disposal are classified to profit or loss as part of the profit or loss on disposal.

Cash and cash equivalents
E.	Cash and cash equivalents:

Cash equivalents are considered by the Company to be highly liquid investments, including, inter alia, short-term deposits with banks where the maturity of which does not exceed three months at the time of deposit and which are not restricted.

Overdrafts, which are due on demand and form an integral part of the Company's cash management, were included as a component of cash and cash equivalents for the purposes of presenting the statement of cash flows.

Linkage
F.	Linkage:

Assets and liabilities linked to the consumer price index were included according to the appropriate index for each asset or liability.

CPI-linked loans are measured at reduced cost when the balance at the end of the reporting period is CPI-linked.

Provisions
G.	Provisions:

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.

The effect of the time value is material, the amount of the provision is measured according to the present value of the projected expenses that will be required to settle the obligation.

The reduction of a provision is recognized in profit or loss as the reduction of the appropriate consequential item when the Company actually bears it or at the date of its termination, whichever is later.

Research and development costs
H.	Research and development costs:

Expenditure on research activities is recognized in profit or loss as incurred. Expenditure incurred on development activities including the Company’s development is capitalized where the expenditure will lead to new or substantially improved products and only if all the following can be demonstrated:

•	the product is technically and commercially feasible;

•	the Company intends to complete the product so that it will be available for use or sale;

•	the Company has the ability to use the product or sell it;

•	the Company has the technical, financial and other resources to complete the development and to use or sell the product;

•	the Company can demonstrate the probability that the product will generate future economic benefits; and.

•	the Company is able to measure the expenditure attributable to the product during the development.

Recognition of costs in the carrying amount of an intangible asset, ceases, when the asset is in the condition necessary for it to be capable of operating in the manner intended by management. Capitalized development costs are amortized on a straight-line basis over their estimated useful lives once the development is completed and the assets are in use.

Subsequent expenditure on capitalized intangible assets is capitalized only where such expenditure clearly increases the economic benefits to be derived from the asset to which it relates. All other expenditure, including that incurred in order to maintain an intangible assets current level of performance, is expensed as incurred. The Company did not meet the requirements for capitalization of research and development expenses during the periods covered by this report.

Leases
I.	Leases:

The Company applied the following practical expedients when applying IFRS 16 to leases previously classified as operating leases:

•	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics.
•
Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term remaining as of the date of initial application and do not contain a purchase option.

•	Applied the practical expedient provided by the standard to recognize right-of-use assets equal to the lease liability upon initial application.

Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. The Company adopted IFRS 16 using the modified retrospective approach, with recognition of transitional adjustments on the date of initial application (January 1, 2019), without restatement of comparative figures.

On initial application of IFRS 16, the Company recognized right-of-use assets and lease liabilities in relation to leases of office facilities and motor vehicles, which had previously been classified as operating leases. The lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019. The Company’s incremental borrowing rate is the rate at which a similar borrowing could be obtained from an independent creditor under comparable terms and conditions. The weighted-average rate applied was 4.5%. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets comprises the amount of the initial measurement of the lease liability; lease payments made at or before the commencement date less any lease incentives received; and initial direct costs incurred.

The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option that is reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

Lease term:

The term of a lease is determined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with both periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

Share-based payment
J.	Share-based payment:

The Company has recognized share-based payment transactions, inter alia, for the purchase of goods or services. These transactions include transactions with employees and non-employee parties that will be settled in the Company's equity instruments, such as shares or stock options, or that will be settled in cash based on the price or value of the Company's equity instruments, and transactions that allow the Company to choose between cash in cash and disposal in the company's equity instruments.

In the case of share-based payment transactions for employees disposed of in equity instruments, the value of the benefit is measured at the time of grant with respect to the fair value of the equity instruments granted.

With respect to share-based payment transactions for non-employee parties settled in equity instruments, the value of the transaction is measured with respect to the fair value of the goods and/ or services received. If the Company is unable to reliably measure the fair value of the goods or services received, their fair value is measured with respect to the fair value of the equity instruments granted.

In the case of share-based payment transactions that are settled in cash, the value of the benefit is presented as a liability, which is measured at fair value at the end of each reporting period and at the date of settlement.

The benefit value of share-based payment transactions is recognized in profit or loss, unless the expense is included in the cost of an asset, against a capital fund over the vesting period based on the best estimate obtainable of the number of equity instruments expected to mature.

When the Company received services in exchange for a payment granted based on the Company's equity instruments, it is a share-based payment transaction that is settled on equity instruments, so that an expense is recognized in profit or loss.

When changes are made to a share-based payment plan, the Company recognizes the effects of changes that increase the total fair value of the plan during the remaining vesting period.

Transactions with related parties
K.	Transactions with related parties:

An asset transferred to the Company by its related parties is presented in the Company's financial statements at its fair value at the date of the transfer. Any difference between the amount of consideration determined for the property and its fair value was recognized in equity.

An asset transferred from the Company to its related parties is deducted from the Company's financial statements at its fair value at the date of the transfer. The difference between the fair value of the property and the book value at the date of transfer is recognized in profit or loss and the difference between the amount of consideration determined for the property at the time of transfer and its fair value is recognized in equity.

When the Company's liability to a third party, in whole or in part, is taken by a related party, the liability is deducted from the Company's financial statements at fair value at the date of settlement when the difference between the book value of the liability and the fair value at the date of disposal is recognized in profit or loss. The obligation at the time of settlement and the amount of consideration is determined by a capital seller.

Loss per share
L.	Loss per share:

Loss per share is calculated by dividing the net loss attributed to the Company's shareholders by the number of weighted ordinary shares that exist during the period. The basic loss per share includes only shares that actually exist during the period. Potential ordinary shares (convertible securities such as convertible bonds, warrants and employee stock options) are included only in the calculation of diluted earnings per share to the extent that their effect dilutes loss per share by converting them to decreases earnings per share or increases losses per share.

In addition, potential ordinary shares converted during the period are included in the diluted earnings per share only up to the date of conversion, and from that date are included in the basic loss per share.

IIA grants
M.	IIA grants:

A grant from the “Israel Innovation Authority” (or “IIA”) received for research and development activities, for which the Company undertook making royalties’ payments to the government contingent on making future sales resulting from such grant financing, was treated as a loan that could be forgiven and recognized as a reimbursement of related research expenses or development costs.

The grant was recognized as a liability in the financial statements. Unless there is reasonable assurance that the Company will meet the conditions for the forgiveness of the loan, then it has been recognized as a government grant. When the liability to the government does not bear market interest, the liability was recognized at its fair value in accordance with the market interest rate at the time the grant was received. The difference between the consideration received and the liability recognized in the statement of financial position at the time of receiving the grant was treated as a government grant and recognized as a reimbursement of research expenses or as a reduction of development costs capitalized as the case maybe. Repayment of the liability to the government is reviewed every reporting period, with changes in the liability resulting from a change in the expected royalties recognized in profit or loss.

Credit costs
N.	Credit costs:

The Company recognized credit costs as an expense in the period of formation, except in cases where they can be directly attributed to the acquisition, construction or production of eligible assets, and in such cases these costs were capitalized as part of the cost of those assets. The Company capitalized credit costs when exits were formed in respect of the property, credit costs were formed, and the activities required to prepare the property for its intended use or sale were carried out. The Company stops capitalizing credit costs when substantially all the activities required to prepare the eligible asset for its intended use or sale have been completed. During prolonged periods in which the active development of a qualifying asset has stopped, the Company delayed the capitalization of credit costs.

Capital instrument
O.	Capital instrument:

Any contract that classifies a residual right in a company's assets after deducting all its liabilities is classified as an equity instrument. Costs directly related to the issuance of an equity instrument are presented in equity less the issue.

Rights, options, or warrants offered in proportion to all existing owners of the same type of shares for the purchase of a fixed number of shares for a fixed amount in any currency have been classified as an equity instrument.

Warrants
P.	Warrants:

Equity Warrants: Receipts in respect of warrants for the purchase of shares of the company/ subsidiary, which give the holder the right to purchase a fixed number of equity instrument (e.g., ordinary shares) in exchange for a fixed amount of cash, are classified as equity.

Financial liability: Receipts in respect of warrants for the purchase of shares of the Company, which give the holder the right to purchase a fixed number of ordinary shares in exchange for a variable amount, including when the exercise of the warrants is linked to any index or foreign currency, are classified as liabilities (See also Note 15).

Fair value measurement
Q.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

1.         In the principal market for the asset or liability, or
2.         In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

The Company measures the following balances according to Fair value: financial lability warrants.

Classification of fair value hierarchy

The financial instruments presented in the statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value. The classification of an item into the below levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.
Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Financial instruments
R.	Financial instruments:

Financial assets:

The Company classifies its financial assets into the following categories, based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company's accounting policy for the relevant category is as follows:

Amortized cost: These assets arise principally from the services rendered to customers (e.g. trade receivables), but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest.

They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment. Impairment provisions for trade receivables are recognized based.

On the simplified approach within IFRS 9 using a provision matrix in the determination of the lifetime expected credit losses. During this process the probability of the non-payment of the trade receivables is assessed. This probability is then multiplied by the amount of the expected loss arising from default to determine the lifetime expected credit loss for the trade receivables.

For trade receivables, which are reported net, such provisions are recorded in a separate provision account with the loss being recognized within general and administrative expenses in the consolidated statements of comprehensive income. On assessment that the trade receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision.

For this purpose, the Company relied on historical data that includes debt settlement, failure rate of lost debt to each company in the group in the period of the last 5 years up to the date of measurement. The Company updates the impairment provision at the end of each reporting period, and the change in the provision as it exists is recognized as a gain or loss from an impairment loss or loss.

At the end of each reporting period the Company assesses whether an asset has been impaired due to credit risk (i.e. if an event has occurred that has a detrimental effect on the future cash flows of the estimated asset). Evidence that a property is defective includes for example a significant financial difficulty of the debtor.
The Company writes off the value in the gross books of a financial asset, in whole or in part, when the Company has no reasonable expectation of the return of the asset, for example when the debtor enters into a foreclosure or bankruptcy proceeding.

Fair value: All other financial assets, including debt instruments when first recognized at fair value through profit or loss to eliminate or significantly reduce inconsistency in measurement or recognition, were first measured at fair value, and changes in fair value after initial recognition were recognized in profit or loss. Transaction costs that were directly attributed to these assets were recognized in profit or loss at the time they were incurred.

Reclassification of measurement groups after initial recognition is not possible unless the Company changes its business model for managing financial assets.

Financial liabilities:

The Company's accounting policy for its financial liabilities is as follows:

•
Fair value: This category comprises convertible securities and warrants which are carried in the consolidated statement of financial position at fair value with changes in fair value recognized in the consolidated statement of comprehensive loss.

•
Amortized cost: other financial liabilities, including bank borrowings, loans from bank, trade payables, loan from major shareholder, leases and financial liability from government grants, are initially recognized at fair value less any transaction costs directly attributable to the issue of the instrument. Such interest-bearing liabilities are subsequently measured at amortized cost using the effective interest method, which ensures that any interest expense over the period is at a constant interest rate on the balance of the liability carried in the statement of financial position. Interest expense in this context includes initial transaction costs, as well as any interest or coupon payable while the liability is outstanding.

De-recognition:

●
Fair value: This category comprises convertible securities and warrants which are carried in the consolidated statement of financial position at fair value with changes in fair value recognized in the consolidated statement of comprehensive income.

●	Financial Liabilities - the Company derecognizes financial liability when its contractual obligations are discharged or cancelled or expire.

Impairment of financial assets:
The Company assesses at the end of each reporting period whether there is any objective evidence of impairment of a financial asset as follows. Financial assets carried at amortized cost: there is objective evidence of impairment of other accounts receivable if one or more events have occurred after the initial recognition of the asset and that loss event has an impact on the estimated future cash flows. Evidence of impairment may include indications that the debtor is experiencing financial difficulties, including liquidity difficulty and default in interest or principal payments.

Write-off policy:
The Company writes off its financial assets if any of the following occur:

1.	Inability to locate the debtor.
2.	Discharge of the debt in a bankruptcy.
3.	It is determined that the efforts to collect the debt are no longer cost effective given the size of receivable.

Issue of a unit of financial instruments
S.	Issue of a unit of financial instruments:

The issue of a unit of financial instruments like a financial liability (e.g., a loan) and free-standing derivative (e.g. warrants) involves the allocation of the proceeds received (before issue expenses) to the instruments issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Impairment of non-financial assets
T.	Impairment of non-financial assets:

Other intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. Recoverable amount is the higher of an asset's fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit. A cash-generating unit is the smallest group of assets that independently generates cash flow and whose cash flow is largely independent of the cash flows generated by other assets.

Assets and liabilities arising from engagements with customers
U.	Assets and liabilities arising from engagements with customers:

•	Customers -

The Company presents an unconditional right to receive consideration as debtors in respect of contracts (customers). The right to compensation is not conditional if only a lapse of time is required until the due date, even if it may be subject to repayment in the future. Upon first recognition of customers, any difference between the measurement of customers in accordance with IFRS 9 and the corresponding amount of recognized revenue will be presented as an expense. The Company treats debtors in respect of contracts as financial assets.

•	Assets in respect of contracts –

The Company presents a right to receive consideration for goods or services transferred to the customer as an asset in respect of a contract, when this right is conditional on a factor other than the passage of time. The Company handles the impairment of an asset in respect of a contract on the same basis as a financial asset at a reduced cost.

•	Liabilities in respect of contracts –

The Company presents an obligation to transfer goods or services to the customer, for which the company has received consideration from the customer (or unconditional consideration that has matured), as an obligation in respect of a contract (advances from customers).

Inventories
V.	Inventories:

Inventories are recognized at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The Company measures cost of raw materials on a First In First Out ("FIFO") basis and finished goods according to costs based on direct costs of materials and labor.

Property, plant and equipment
W.	Property, plant and equipment:

Items of property, plant and equipment are initially recognized at cost. Cost includes directly attributable costs and the estimated present value of any future costs of dismantling and removing items. Depreciation is computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

	%
Leasehold Improvement	25-33	(*)
Machinery and Equipment	7-14
Computers	33.3
Furniture	15

(*) In case that the duration of the lease contract is less than the lease improvement, the depreciation is being made over the contract’s period.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The assets’ residual values, depreciation rates, and depreciation methods are reviewed, and adjusted if appropriate, at the end of reporting period year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is higher than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in the profit or loss.

Employee benefits
X.	Employee benefits:

The Group has several employee benefit plans:

1.
Short-term employee benefits: Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.
Post-employment benefits: The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans. In Israel, the Group funds its employee’s contribution plans pursuant to Section 14 to the Severance Pay Law since 2004 under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. There are no post-employment benefits in the UK.

Revenue recognition
Y.	Revenue recognition:

Revenue is recognized based on the five-step model outlined in IFRS 15, Revenue from Contracts with Customers. IFRS 15 sets out a single revenue recognition model, according to which the entity shall recognize revenue in accordance with the said core principle by implementing a five-step model framework:

1.	Identify the contracts with a customer.

2.	Identify the performance obligations in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the performance obligations in the contract.

5.	Recognize revenue when the entity satisfies a performance obligation.

The Company's revenue consists mostly of revenue from the sale of chip development services and the sale of modems for satellite communications and related products.

The Company recognizes revenue from chip development services, at the time the service is rendered to the customer and measures the revenue in an amount that represents the consideration that the Company expects to be entitled to for the service.

The Company recognizes revenue from the sale of satellite communications modems and related products when control is transferred to its customers (i.e., once the products have been physically delivered at the agreed location, the Company no longer has a physical holding, and usually has a present right to receive payment and does not retain any significant risks from the products). In most of the Company's product sales, control is transferred when the products are shipped.

The Company presents revenues from products and revenues from development and pre-production services in separate line items on its consolidated statement of comprehensive loss.

The Company evaluates the products and services committed in each contract in order to determine whether the contract includes a commitment/ or performance obligation. The Company treats goods or services as a separate performance obligation if they can be distinguished and the commitment to deliver the same goods or services is identifiable separately from other commitments in the contract. One of the Company's contracts includes a commitment to license the Company's intellectual property together with ancillary specialized services that are generally indistinguishable from each other because they are interdependent and closely related.

The Company determines the transaction price for each contract based on the consideration that the Company expects to be entitled to for the products or services provided subject to the contract. Sales tax, value added tax and other taxes which are levied by the Company from income-generating activities are not included in the Company’s revenues. For contracts where part of the price may vary, the Company estimates a variable consideration in the most reasonable amount, which is included in the transaction price if and only when it is unlikely that there will be a significant cancellation of the recognized cumulative revenue. When the transaction price includes non-cash consideration, the Company has measured its fair value at the time of the engagement, with subsequent changes in the fair value that are not due to the form of consideration being treated in accordance with the guidelines regarding variable consideration. The Company has chosen, as a practical relief, not to adjust the amount of consideration promised to the effects of a significant financing component in contracts when the period between execution by the Company and payment by the customer is one year or less. When the Company receives an upfront payment for a multi-period supply agreement (see Master Purchase Agreement on Note 3), the Company adjusts the transaction price in the contract for the time value of money in order to reflect the financing provided by customer.

Ancillary items that are not material to the contract are recognized as an expense.

When a contract includes a license to use the Company's intellectual property, together with other goods or services, the Company assesses the nature of the combined performance obligation to determine whether it is met over time or at a point in time.

When the commitment to the customer is to provide a right of access to the Company's intellectual property, the Company recognizes revenue over time. The Company measures progress towards the fulfillment of the Company's performance obligations in methods based on outputs such as a performance survey completed as of any given date.

The Company presents a contract liability (deferred income) when cash payments are received or are due for payment before the Company's performance subject to the contract, including amounts that are repayable. A right to consideration is presented as and asset only when it is not conditional (i.e., when only a lapse of time is required before the due date of the consideration arrives). When the Company delivers goods or services before the customer pays any consideration or before payment’s due date, the Company records it as a contractual asset, which is presented as part of other receivables.

Reverse Merger
AA.    Reverse Merger:

SatixFy determined that it was the accounting acquirer based on evaluation of the following facts and circumstances:

•	SatixFy’s existing shareholders have the greatest voting interest in the combined entity.
•	SatixFy’s directors represent the majority of the board of directors of the combined company following the consummation of the Business Combination.
•	SatixFy’s senior management were the senior management of the combined company following the consummation of the Business Combination.
•	SatixFy is the larger entity based on historical operating activity and its employee base.

The Business Combination, which is not within the scope of  IFRS 3 since Endurance does not meet the definition of a business in accordance with IFRS 3, was accounted for within the scope of IFRS 2. Any excess of fair value of SatixFy Ordinary Shares issued over the fair value of Endurance’s identifiable net assets acquired represented compensation for the service of a stock exchange listing for its shares and was expensed as incurred.

According to the International Financial Reporting Interpretations Committee’s (“IFRIC”) final agenda decision from October 2022, an accounting policy that results in allocating all the warrants issued to the acquisition of the stock exchange listing service solely to avoid the warrants being classified as financial liabilities applying IAS 32 would not give rise to a relevant and reliable accounting policy, it was suggested that an entity could allocate the shares and warrants to the acquisition of cash and other financial assets and the stock exchange listing service on the basis of the relative fair values of the instruments issued. Under this allocation method:

•	Warrants and Price Adjustments Shares ("PAS") in the scope of IFRS 2 will be classified as equity, as they are considered equity-settled share-based payment.
•	Warrants and price adjustment shares in the scope of IAS 32 will be classified as financial liabilities, as they fail the fixed-for-fixed requirement.

Changes in accounting policies
AB.   Changes in accounting policies:

New standards, interpretations and amendments adopted from January 1, 2023

The following amendments are effective for the period beginning January 1, 2023:

Disclosure of Accounting Policies (Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements);

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2. The amendments aim to make accounting policy disclosures more informative by replacing the requirement to disclose ‘significant accounting policies’ with ‘material accounting policy information’. The amendments also provide guidance under what circumstance, the accounting policy information is likely to be considered material and therefore requiring disclosure.

These amendments have no effect on the measurement or presentation of any items in the consolidated financial statements of the Company but affect the disclosure of accounting policies of the Company.

The amendments to IAS 8, which added the definition of accounting estimates, clarify that the effects of a change in an input or measurement technique are changes in accounting estimates, unless resulting from the correction of prior period errors. These amendments clarify how entities make the distinction between changes in accounting estimates, changes in accounting policy and prior period errors. These amendments had no effect on the consolidated financial statements of the Company.

New standards, interpretations and amendments not yet effective:

The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the period beginning January 1, 2024:

•	IFRS 16 Leases (Amendment – Liability in a Sale and Leaseback)
•	IAS 1 Presentation of Financial Statements (Amendment – Classification of Liabilities as Current or Non-current)

•	Non-current Liabilities with Covenants (Amendments to IAS 1 Presentation of Financial Statements); and
•	Supplier Finance Arrangements (Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures).

The following amendments are effective for the period beginning January 1, 2025:

•	Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates).

The Company is currently assessing the impact of these new accounting standards and amendments.

The Company does not expect any other standards issued by the IASB, but not yet effective, to have a material impact on the Company.

The areas requiring the use of estimates and critical judgments that may potentially have a significant impact on the Group’s earnings and financial position are: capitalization and amortization of development costs and the useful life of property and equipment and share based payment